Contingent liabilities and commitments (Narrative) (Details) - GBP (£) £ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of contingent liabilities [line items]
Provisions	£ (951)	£ (1,127)
Provisions held against contingent liabilities and commitments [member]
Disclosure of contingent liabilities [line items]
Provisions	£ (252)	£ (217)